UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2013

Check here if Amendment [   ]; Amendment Number:
     This Amendment (Check only one.): [   ]  is a restatement.
                                       [   ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        EnTrust Capital Inc.
Address:     126 East 56th Street
             22nd Floor
             New York, NY 10022

Form 13F File Number: 28-6444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark Fife
Title:   Managing Partner/Portfolio Manager
Phone:   (212) 446-2570

Signature, Place, and Date of Signing:

/s/ Mark Fife                   New York, NY                April 24, 2013
--------------                  -------------              -----------------
[Signature]                     [City, State]                   [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                         Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                 2*

Form 13F Information Table Entry Total:            108

Form 13F Information Table Value Total:        $389,626
                                              (thousands)




List of Other Included Managers:

EnTrust Partners LLC
Form 13F File Number 28-04371

EnTrust Partners Offshore L.P.
Form 13F File Number 28-05427


* The institutional investment manager filing this report is affiliated with and under common ownership and control with both of the firms identified above as "Other Included Managers." EnTrust Capital Inc. is identified as Manager 1, EnTrust Partners LLC is identified as Manager 2 and EnTrust Partners Offshore L.P. is identified as Manager 3 in column 9 in the attached information table.


                                   TITLE OF          MARKET VALUE  SHARES/ SH/  PUT/  INVESTMENT
NAME OF ISSUER                     CLASS     CUSIP      (X1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGER      SOLE    SHARED   NONE

AMERICAN INTERNATIONAL GROUP
  I COM STK                        COM       026874784    2,480       63,878 SH          SOLE       2         63,878
                                             ---------
BANK OF AMERICA CORP COM STK       COM       060505104    4,037      331,385 SH          SOLE       2        331,385
                                             ---------
CITIGROUP INC COM STK              COM       172967424    5,529      124,980 SH          SOLE       2        124,980
                                             ---------
CROWN HOLDINGS INC CMN             COM       228368106    9,315      223,874 SH          SOLE       2        223,874
                                             ---------
HEWLETT-PACKARD CO COM STK         COM       428236103    3,703      155,323 SH          SOLE       2        155,323
                                             ---------
INTEGRATED DEVICE TECHNOLOGY INC   COM       458118106    4,776      639,413 SH          SOLE       2        639,413
                                             ---------
KOHLS CORP COM STK                 COM       500255104    6,853      148,546 SH          SOLE       2        148,546
                                             ---------
MICROSOFT CORP COM STK             COM       594918104    5,902      206,323 SH          SOLE       2        206,323
                                             ---------
MONSTER BEVERAGE CORP COM STK      COM       611740101    3,121       65,381 SH          SOLE       2         65,381
                                             ---------
PEP BOYS-MANNY MOE & JACK COM STK  COM       713278109    4,487      380,575 SH          SOLE       2        380,575
                                             ---------
SERVICE CORP INTL COM STK          COM       817565104    6,633      396,454 SH          SOLE       2        396,454
                                             ---------
TELEFLEX INC COM STK               COM       879369106    6,533       77,299 SH          SOLE       2         77,299
                                             ---------
CAREFUSION CP                      COM       14170T101    6,549      187,161 SH          SOLE       2        187,161
                                             ---------
COTT CORP. CMN                     COM       22163N106    5,120      505,897 SH          SOLE       2        505,897
                                             ---------
COVANTA HOLDING CORP CMN           COM       22282E102    2,320      115,120 SH          SOLE       2        115,120
                                             ---------
DIRECTV COM STK                    COM       25490A309    6,465      114,246 SH          SOLE       2        114,246
                                             ---------
GOOGLE INC CL A COM STK            COM       38259P508    7,314        9,209 SH          SOLE       2          9,209
                                             ---------
JPMORGAN CHASE & CO COM            COM       46625H100    5,338      112,488 SH          SOLE       2        112,488
                                             ---------
MFA FINANCIAL INC COM STK          COM       55272X102    3,883      416,723 SH          SOLE       2        416,723
                                             ---------
MOLSON COORS BREWING               COM       60871R209    7,371      150,655 SH          SOLE       2        150,655
                                             ---------
QUESTCOR PHARMACEUTICALS INC
  COM STK                          COM       74835Y101    1,585       48,716 SH          SOLE       2         48,716
                                             ---------
SANOFI-AVENTIS ADR                 COM       80105N105    5,813      113,799 SH          SOLE       2        113,799
                                             ---------
SUNCOKE ENERGY INC                 COM       86722A103    5,170      316,584 SH          SOLE       2        316,584
                                             ---------
TARGET CORP COM STK                COM       87612E106    2,214       32,343 SH          SOLE       2         32,343
                                             ---------
WELLPOINT INC                      COM       94973V107    7,351      110,986 SH          SOLE       2        110,986
                                             ---------
ASSURED GUARANTY LTD. CMN          COM       G0585R106    3,424      166,107 SH          SOLE       2        166,107
                                             ---------
COVIDIEN PLC                       COM       G2554F113    7,095      104,588 SH          SOLE       2        104,588
                                             ---------
NIELSEN HOLDINGS BV                COM       N63218106    4,308      120,261 SH          SOLE       2        120,261
                                             ---------
AMERICAN INTERNATIONAL GROUP I
  COM STK                          COM       026874784      504       12,980 SH          SOLE       3         12,980
                                             ---------
BANK OF AMERICA CORP COM STK       COM       060505104      825       67,726 SH          SOLE       3         67,726
                                             ---------
CITIGROUP INC COM STK              COM       172967424    1,129       25,529 SH          SOLE       3         25,529
                                             ---------
CROWN HOLDINGS INC CMN             COM       228368106    1,905       45,794 SH          SOLE       3         45,794
                                             ---------
HEWLETT-PACKARD CO COM STK         COM       428236103      762       31,959 SH          SOLE       3         31,959
                                             ---------
INTEGRATED DEVICE TECHNOLOGY INC   COM       458118106      975      130,587 SH          SOLE       3        130,587
                                             ---------
KOHLS CORP COM STK                 COM       500255104    1,401       30,375 SH          SOLE       3         30,375
                                             ---------
MICROSOFT CORP COM STK             COM       594918104    1,192       41,680 SH          SOLE       3         41,680
                                             ---------
MONSTER BEVERAGE CORP COM STK      COM       611740101      638       13,367 SH          SOLE       3         13,367
                                             ---------
PEP BOYS-MANNY MOE & JACK COM STK  COM       713278109      916       77,681 SH          SOLE       3         77,681
                                             ---------
SERVICE CORP INTL COM STK          COM       817565104    1,354       80,933 SH          SOLE       3         80,933
                                             ---------
TELEFLEX INC COM STK               COM       879369106    1,337       15,816 SH          SOLE       3         15,816
                                             ---------
CAREFUSION CP                      COM       14170T101    1,337       38,202 SH          SOLE       3         38,202
                                             ---------
COTT CORP. CMN                     COM       22163N106    1,045      103,235 SH          SOLE       3        103,235
                                             ---------
COVANTA HOLDING CORP CMN           COM       22282E102      471       23,376 SH          SOLE       3         23,376
                                             ---------
DIRECTV COM STK                    COM       25490A309    1,321       23,347 SH          SOLE       3         23,347
                                             ---------
GOOGLE INC CL A COM STK            COM       38259P508    1,476        1,858 SH          SOLE       3          1,858
                                             ---------
JPMORGAN CHASE & CO COM            COM       46625H100    1,078       22,705 SH          SOLE       3         22,705
                                             ---------
MFA FINANCIAL INC COM STK          COM       55272X102      794       85,163 SH          SOLE       3         85,163
                                             ---------
MOLSON COORS BREWING               COM       60871R209    1,490       30,442 SH          SOLE       3         30,442
                                             ---------
QUESTCOR PHARMACEUTICALS INC
  COM STK                          COM       74835Y101      316        9,701 SH          SOLE       3          9,701
                                             ---------
SANOFI-AVENTIS ADR                 COM       80105N105    1,189       23,268 SH          SOLE       3         23,268
                                             ---------
SUNCOKE ENERGY INC                 COM       86722A103    1,056       64,672 SH          SOLE       3         64,672
                                             ---------
TARGET CORP COM STK                COM       87612E106      453        6,613 SH          SOLE       3          6,613
                                             ---------
WELLPOINT INC                      COM       94973V107    1,500       22,647 SH          SOLE       3         22,647
                                             ---------
ASSURED GUARANTY LTD. CMN          COM       G0585R106      700       33,959 SH          SOLE       3         33,959
                                             ---------
COVIDIEN PLC                       COM       G2554F113    1,451       21,388 SH          SOLE       3         21,388
                                             ---------
NIELSEN HOLDINGS BV                COM       N63218106      880       24,559 SH          SOLE       3         24,559
                                             ---------
AES Corp                           COM       00130h105      150       11,948 SH          SHARED     1                   11,948
AT&T Inc                           COM       00206r102      454       12,375 SH          SHARED     1                   12,375
Altria Group Inc                   COM       02209s103      344       10,000 SH          SHARED     1                   10,000
Amgen Inc                          COM       031162100    1,749       17,061 SH          SHARED     1                   17,061
Annaly Cap Mgmt Inc                COM       035710409      318       20,000 SH          SHARED     1                   20,000
Apple Inc                          COM       037833100    2,388        5,395 SH          SHARED     1                    5,395
Bank of America Corporation        COM       060505104    2,668      219,035 SH          SHARED     1                  219,035
Bank of New York Mellon Corp       COM       064058100    1,008       36,000 SH          SHARED     1                   36,000
Berkshire Hathaway Inc Cl A        COM       084670108    4,376           28 SH          SHARED     1                       28
CareFusion Corp                    COM       14170t101    3,165       90,449 SH          SHARED     1                   90,449
Citigroup Inc                      COM       172967424    2,905       65,668 SH          SHARED     1                   65,668
Coca-Cola Co                       COM       191216100      324        8,000 SH          SHARED     1                    8,000
Columbia Laboratories Inc          COM       197779101       36       61,354 SH          SHARED     1                   61,354
Cott Corp Que                      COM       22163n106    2,530      249,998 SH          SHARED     1                  249,998
Crexus Inv Corp                    COM       226553105      260       20,000 SH          SHARED     1                   20,000
Crown Holdings Inc                 COM       228368106    4,768      114,576 SH          SHARED     1                  114,576
DirecTV                            COM       25490a309    3,876       68,487 SH          SHARED     1                   68,487
Emerson Electric Co                COM       291011104      284        5,090 SH          SHARED     1                    5,090
General Electric Co                COM       369604103      404       17,460 SH          SHARED     1                   17,460
Goldman Sachs Group Inc            COM       38141g104      398        2,705 SH          SHARED     1                    2,705
Google Inc Cl A                    COM       38259p508    4,228        5,324 SH          SHARED     1                    5,324
Hasbro Inc                         COM       418056107      494       11,250 SH          SHARED     1                   11,250
Heckmann Corp                      COM       422680108      107       25,000 SH          SHARED     1                   25,000
Hewlett Packard Co                 COM       428236103    2,149       90,130 SH          SHARED     1                   90,130
Integrated Device Technology       COM       458118106    2,400      321,283 SH          SHARED     1                  321,283
International Business Machine     COM       459200101      359        1,685 SH          SHARED     1                    1,685
JPMorgan Chase & Co                COM       46625h100    2,928       61,692 SH          SHARED     1                   61,692
Kohls Corp                         COM       500255104    3,397       73,639 SH          SHARED     1                   73,639
MFA Financial Inc                  COM       55272x102    2,392      256,619 SH          SHARED     1                  256,619
Microsoft Corp                     COM       594918104    3,360      117,447 SH          SHARED     1                  117,447
Molson Coors Brewing Co Cl B       COM       60871r209    3,545       72,451 SH          SHARED     1                   72,451
Monster Beverage Corp              COM       611740101    1,417       29,690 SH          SHARED     1                   29,690
Pep Boys Manny Moe & Jack          COM       713278109    2,244      190,359 SH          SHARED     1                  190,359
Philip Morris Intl Inc             COM       718172109    1,241       13,380 SH          SHARED     1                   13,380
Qualcomm Inc                       COM       747525103      227        3,390 SH          SHARED     1                    3,390
SPDR S&P 500 ETF                   COM       78462f103    1,554        9,920 SH          SHARED     1                    9,920
Sanofi Sp ADR                      COM       80105n105    3,183       62,318 SH          SHARED     1                   62,318
Henry Schein Inc                   COM       806407102  120,315    1,300,000 SH          SHARED     1                1,300,000
Service Corp Intl                  COM       817565104    5,331      318,661 SH          SHARED     1                  318,661
Suncoke Energy Inc                 COM       86722a103    2,564      157,028 SH          SHARED     1                  157,028
Target Corp                        COM       87612e106    1,526       22,294 SH          SHARED     1                   22,294
Teleflex Inc                       COM       879369106    3,017       35,697 SH          SHARED     1                   35,697
Varian Med Systems Inc             COM       92220p105      259        3,600 SH          SHARED     1                    3,600
Verizon Communications Inc         COM       92343v104      205        4,179 SH          SHARED     1                    4,179
WellPoint Inc                      COM       94973v107    3,565       53,830 SH          SHARED     1                   53,830
Wells Fargo & Co Perp Conv Pfd     COM       949746804      206          160 SH          SHARED     1                      160
Wiley John & Sons Inc Cl A         COM       968223206    1,909       49,000 SH          SHARED     1                   49,000
Yahoo Inc                          COM       984332106      616       26,191 SH          SHARED     1                   26,191
Assured Guaranty Ltd               COM       g0585r106    1,491       72,358 SH          SHARED     1                   72,358
Covidien PLC                       COM       g2554f113    3,296       48,590 SH          SHARED     1                   48,590
Seagate Technology PLC             COM       g7945m107    1,241       33,946 SH          SHARED     1                   33,946
Nielsen Holdings B V               COM       n63218106    2,272       63,419 SH          SHARED     1                   63,419
                                                        389,626